Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment, Net
(6)	PROPERTY, PLANT AND EQUIPMENT, NET

	December 31, 2013	December 31, 2014
Buildings	664,687	656,076
Plant and machinery	1,894,498	1,945,228
Furniture, fixtures and office equipment	33,124	30,938
Motor vehicles	7,330	7,218

	2,599,639	2,639,460
Less: accumulated depreciation	(984,827)	(1,135,156)
Construction in progress	561,140	572,561

	2,175,952	2,076,865

Depreciation expense was US$254,627, US$224,199 and US$159,001, for the years ended December 31, 2012, 2013 and 2014, respectively, of which 96.09%, 95.33% and 97.98% of the total depreciation expense was recorded in cost of goods sold for the years ended December 31, 2012, 2013 and 2014. Depreciation expense for certain temporarily idle property, plant and equipment was US$139,050, US$150,588 and US$110,336 for the years ended December 31, 2012, 2013 and 2014, respectively, which was recorded in cost of goods sold.

In early 2011, in order to make the polysilicon production more efficient and to lower the production cost, the Group began to implement debottlenecking improvements by installing hydrochlorination facilities at Mahong polysilicon plant, which would streamline the production and further increase the aggregate annualized installed production capacity at the polysilicon plant. Due to the decrease in estimated future market price for solar-grade polysilicon, the Group suspended the hydrochlorination installation since the first quarter of 2012. The operation of the Mahong polysilicon plant was also suspended since the third quarter of 2012.

In early 2014, the Group restarted its installation of the hydrochlorination facilities at the Mahong polysilicon plant after obtaining a specific loan for the installation work. Prior to the completion of the installation of the hydrochlorination facilities, the Group’s production at Mahong polysilicon plant was under the “STC thermal converter” technique. After the completion of the installation of the hydrochlorination facilities, management reassessed the useful life of the polysilicon plant by considering the technical upgrade, the current condition of the polysilicon plant and external and internal expert opinions. As a result, the Group revised the original useful life of the polysilicon plant from 10 years to 15 years.

As a result of the change in the service life of the polysilicon plant, the loss from operations, net loss, basic and diluted loss per share was reduced by US$9,104, US$9,104 and US$0.05 respectively for the year ended December 31, 2014.